Other Non-Operating Income - Schedule of Others Non-Operating Income (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Other Non-Operating Income [Abstract]
Rental income	$ 17,562		$ 130,900
Tax subsidies and deductions	(1,155)	14	34,886
Government subsidies	701	1,314	3,441
Others income/(expenses)	4,536	13,229	(55,569)
Total	$ 21,644	$ 14,557	$ 113,658